Commitments and contingencies	6 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities [abstract]
Commitments and contingencies
Note 13 - Commitments and contingencies
Commitments
As of June 30, 2023, commitments to acquire PPE and intangible assets were $143,961 and $148,802, respectively. As of December 31, 2022, commitments to acquire PPE and intangible assets were $179,690 and $216,572, respectively. These commitments are contractual obligations to invest in PPE and intangible assets for the production of upcoming vehicle models Polestar 3 and Polestar 4. For the production of Polestar 3 and Polestar 2, contract manufacturing agreements are yet to be signed that define the upcoming investment commitments in Volvo Cars Charleston plant and Geely’s Chongqing plant respectively.
Contingencies
In the normal course of business, the Group is subject to contingencies related to legal proceedings and claims and assessments that cover a wide range of matters. Liabilities for such contingencies are recorded to the extent that it is probable the liability is incurred, and the amount is reasonably estimable. Associated legal costs related to such contingencies are expensed as incurred.